CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total Revenue	$ 24,947,401	$ 22,442,513
Cost of Services
Total Cost of Services	21,948,618	20,628,996
Gross Margin	2,998,783	1,813,517
Operating Expenses
Salaries, payroll taxes and benefits	1,161,982	365,433
Vehicle expense	433,424	295,054
Professional services	361,314	318,442
Cellular services	106,382	112,140
General liability insurance	87,119	111,287
Advertising and marketing	128,544	77,349
General and administrative expenses	645,268	294,062
Loan interest	105,826	59,439
Depreciation expense	42,927	52,273
Total Operating Expenses	3,072,786	1,685,479
Net Income/(Loss) from Operations	(74,003)	128,038
Other Income (Expenses)
Other Income
Other (Expense)	(344,105)
Total Other Income	(344,105)
Net Income/(loss) before Income Taxes	(418,108)	128,038
Income tax expense	10,350	33,923
Net Income/(loss)	$ (428,458)	$ 94,115
Net Income/(loss) per Common Share - Basic and Diluted	$ (0.0046)	$ 0.0010
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	93,417,302	93,417,302
Security Services [Member]
Revenue
Total Revenue	$ 24,643,096	$ 22,418,328
Other Related Income [Member]
Revenue
Total Revenue	304,305	24,185
Salaries And Related Taxes [Member]
Cost of Services
Total Cost of Services	15,030,738	13,873,241
Employee Benefits [Member]
Cost of Services
Total Cost of Services	3,052,774	2,915,322
Sub Contractor Payments [Member]
Cost of Services
Total Cost of Services	3,467,391	3,433,959
Guard Training [Member]
Cost of Services
Total Cost of Services	202,826	222,298
Vehicles And Equipment Expenses [Member]
Cost of Services
Total Cost of Services	$ 194,889	$ 184,176